Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Loan to related parties, net
Loans to related parties, net	$ 4,291,215	$ 4,001,174	$ 52,345
Fashion Focus Manufacturing Ltd [Member]
Amount due to related parties, net
Amount due to related parties, net			3,056,927
Amount due from related parties, net
Amount due from related parties, net	1,053,708	2,053,318
Loan to related parties, net
Loans to related parties, net		54,970	52,345
Merit Focus Ltd [Member]
Loan to related parties, net
Loans to related parties, net	$ 4,291,215	$ 3,946,204